Taxation - Additional Information (Details)	12 Months Ended							60 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2027 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Net income (loss) attributable to parent	$ (1,742,567)	¥ (12,483,047)	¥ (4,055,592)		¥ (17,630,834)
Deferred tax assets, operating loss carryforwards		2,788,726	1,916,057
Deferred tax assets, valuation allowance		2,918,353	1,969,757		¥ 4,655,627
Unrecognized tax benefits, increase resulting from current period tax positions		¥ 100,000
Percentage of omission of reported income	25.00%	25.00%
HONG KONG | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net Income (Loss)		¥ 2,000,000
Effective income tax rate reconciliation, foreign income tax rate differential, percent	8.25%	8.25%
HONG KONG | Maximum [Member] | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net Income (Loss)		¥ 2,000,000
Effective income tax rate reconciliation, foreign income tax rate differential, percent	16.50%	16.50%
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 41,413,435	¥ 38,321,142
CHINA | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net Income (Loss)								¥ 3,000,000
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%	25.00%	25.00%	15.00%	25.00%	15.00%	15.00%
Percentage of profit before tax								25.00%
Effective income tax rate reconciliation, percent								20.00%
Americas [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	21.00%	21.00%	21.00%		21.00%
Americas [Member] | Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	21.00%	21.00%
Effective income tax rate reconciliation, state and local income taxes, percent	8.70%	8.70%
Net income (loss) attributable to parent		¥ 0	¥ 0		¥ 0